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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Narragansett Management, LP
Address:      540 Madison Avenue, 38th Floor, New York, New York 10022

Form 13F File Number: 28-10059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nancy O'Connor
Title:      Chief Financial Officer
Phone:      (212) 813-5800

Signature, Place, and Date of Signing:

   /s/ Nancy O'Connor          New York, New York             11/15/06
   --------------------        ------------------        -----------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     2
Form 13F Information Table Value Total:     $1,795
List of Other Included Managers:            None


                           NARRAGANSETT MANAGEMENT, LP
                           FORM 13F INFORMATION TABLE

                                                                                                            Voting Authority
                                                                                                        ------------------------
                                                                  Shares or     Investment    Other
   Name of Issuer    Title of Class    Cusip     Value (x1000)   Prin. Amt.     Discretion   Managers    Sole   Shared   None
--------------------------------------------------------------------------------------------------------------------------------
MANNKIND CORP         COMMON STOCK   56400P201       1,330.00        70,000 SH     SOLE                  70,000             -
EXIDE TECHNOLOGIES    COMMON STOCK   302051206         465.00       124,724 SH     SOLE                 124,724             -